Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Deferred income taxes for future amortization of ITC and excess deferred taxes	$ 109,093	$ 116,496
Employee benefits	29,307	39,181
Net operating losses	223,557	102,853
Deferred payroll taxes	0	6,344
Lease-related item	19,745	18,462
Goodwill impairment	105,507	0
Other	13,197	12,149
Valuation allowance	(2,197)	(4,902)
Deferred tax assets, total	498,209	290,583
Deferred tax liabilities:
Property-related items, including accelerated depreciation	873,328	843,559
Regulatory balancing accounts	154,124	77,818
Debt-related costs	(2,365)	2,277
Intangibles	105,668	97,860
Lease-related item	21,164	17,254
Other	28,275	20,562
Deferred tax liabilities, gross	1,180,194	1,059,330
Net deferred tax liabilities	681,985	768,747
Southwest Gas Corporation
Deferred tax assets:
Deferred income taxes for future amortization of ITC and excess deferred taxes	94,273	101,133
Employee benefits	(12,604)	(4,671)
Net operating losses	135,200	59,119
Deferred payroll taxes	0	892
Other	2,512	6,777
Valuation allowance	0	(22)
Deferred tax assets, total	219,381	163,228
Deferred tax liabilities:
Property-related items, including accelerated depreciation	733,011	703,374
Regulatory balancing accounts	154,124	77,818
Debt-related costs	2,062	2,277
Other	14,132	18,587
Deferred tax liabilities, gross	903,329	802,056
Net deferred tax liabilities	$ 683,948	$ 638,828